Consolidated Statements of Operations Information - Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Operations Information
Royalty, goods and products and services		$ 52,218	$ 60,201
Interest	$ 3,717	3,712	405
Dividends	146	268	244
Other, including medical and real estate sectors	7,751	7,491	10,441
Revenue	$ 54,944	$ 63,689	$ 71,291